Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 393,988,000.00
Previously Paid Amount	0.00
Total Fee Amount	54,409.74
Total Offset Amount	0.00
Net Fee	$ 54,409.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false